Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 09, 2025	Dec. 08, 2025	Sep. 30, 2025	Aug. 25, 2025	Aug. 24, 2025	Apr. 21, 2023	Apr. 11, 2023	Oct. 21, 2022
Ordinary shares, par value									$ 0.001
Ordinary shares, shares authorized								500,000,000	50,000,000
Common Class A [Member]
Ordinary shares, par value	$ 0.04			$ 0.04		$ 0.0001		$ 0.004
Ordinary shares, shares authorized	40,950,000	204,750,000	5,000,000	40,950,000	5,000,000	400,000,000		1,000,000
Ordinary shares, shares issued	545,512			465,110			55,762
Ordinary shares, shares outstanding	545,512			465,110
Common Class B [Member]
Ordinary shares, par value	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	100,000,000	20,000,000	100,000,000			100,000,000
Ordinary shares, shares issued	8,945,307			8,945,307				8,945,307
Ordinary shares, shares outstanding	8,945,307			8,945,307